Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Sales revenue	¥ 20,428,802	¥ 16,907,725	¥ 14,552,696
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,790,648	9,038,952	9,296,091
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	20,428,802	16,907,725	14,552,696
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,054,330	2,937,148	3,036,832
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,634,505	2,409,584	2,354,532
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	4,914,193	4,373,329	4,490,562
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	10,343,985	7,905,936	6,728,800
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,822,125	1,728,475	1,768,697
Other Countries [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 7,450,312	¥ 6,592,205	¥ 5,469,364